                               Janus Aspen Series
                               Balanced Portfolio
                             Core Equity Portfolio

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Balanced Portfolio. Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Balanced Portfolio. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Balanced Portfolio's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Portfolio and Mr. Pinto has primary responsibility over the equity portion of the Portfolio.

Minyoung Sohn, Executive Vice President and Portfolio Manager of Growth and Income Portfolio, has assumed the duties of Executive Vice President and Portfolio Manager of Core Equity Portfolio. Information regarding Mr. Sohn's investment background appears in the Prospectus.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of Balanced Portfolio or Core Equity Portfolio.

                               Janus Aspen Series
                               Balanced Portfolio

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Portfolio Manager" section of the Prospectus:

Gibson Smith, Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund, has assumed the duties of Executive Vice President and Co-Portfolio Manager of Balanced Portfolio (the "Portfolio"). Mr. Smith joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991-2001. He holds a Bachelor's degree in Economics from the University of Colorado. Marc Pinto will join Mr. Smith as Executive Vice President and Co-Portfolio Manager of Balanced Portfolio. Mr. Pinto is Portfolio Manager of other Janus accounts and subadvised mutual funds. He joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Smith and Mr. Pinto are jointly responsible for the day-to-day management of Balanced Portfolio's portfolio. Mr. Smith has primary responsibility over the fixed-income portion of the Portfolio and Mr. Pinto has primary responsibility over the equity portion of the Portfolio.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Portfolio.

                               Janus Aspen Series
                             Core Equity Portfolio

                        Supplement dated April 12, 2005
                      to Currently Effective Prospectuses

Effective May 1, 2005, the following supplements the information in the "Portfolio Manager" section of the Prospectus:

Minyoung Sohn, Executive Vice President and Portfolio Manager of Growth and Income Portfolio, has assumed the duties of Executive Vice President and Portfolio Manager of Core Equity Portfolio (the "Portfolio"). Information regarding Mr. Sohn's investment background appears in the Prospectus.

Karen Reidy is no longer Executive Vice President and Portfolio Manager of the Portfolio.